Warrants (Details Narrative) - USD ($)		3 Months Ended
	Jul. 17, 2021	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Jul. 31, 2019
Warrants [Line Items]
Share purchase warrants outstanding and exercisable		449,281
Warrants weighted average remaining life		2 years 1 month 6 days
Weighted average exercise price of warrant		$ 2.101
Weighted average intrinsic value for warrants outstanding		$ 40,764
Warrant exercise price per share					$ 0.8100
Warrant [Member]
Warrants [Line Items]
Weighted average exercise price of warrant			$ 2.101
Subsequent Event [Member] | Warrant [Member]
Warrants [Line Items]
Warrant expiration term description	The Company extended all warrants issued by the Company which expired or will expire during the year 2021. These warrants are extended for an additional three years. All other terms of the warrants remain unchanged, including application of the reverse split effective on February 25, 2021.
Minimum [Member]
Warrants [Line Items]
Warrant exercise price per share			0.400
Maximum [Member]
Warrants [Line Items]
Warrant exercise price per share			$ 0.550
Investor [Member]
Warrants [Line Items]
Number of warrants issued		55,115
Warrants terms		3 years
Investor [Member] | Subsequent Event [Member]
Warrants [Line Items]
Number of warrants issued		4,909
Warrants terms		3 years
Warrant exercise price per share		$ 1.426
Investor [Member] | Minimum [Member]
Warrants [Line Items]
Warrant exercise price per share				$ 1.426
Investor [Member] | Maximum [Member]
Warrants [Line Items]
Warrant exercise price per share				$ 1.646